Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 12, 2022	Dec. 31, 2022	Dec. 31, 2019
Revenues (Details) [Line Items]
Initial term	36 months
Purchase target	$ 3,500
Paid advance payment		$ 3,000	$ 1,500
Total amount		4,250
Consoles and disposables		866
Regulatory approval		250
Assistance in obtaining the regulatory approval		3,134
Company received		4,000
Total consideration		3,727
Japan [Member]
Revenues (Details) [Line Items]
Paid to application for regulatory approval		250
Paid to receipt regulatory approval		250
Paid to medical reimbursement		500
Japanese Regulatory Authorities [Member]
Revenues (Details) [Line Items]
Paid to company exclusive distribution rights		$ 1,000